Average Annual Total Returns - Transamerica High Quality Bond	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	I3 1 Year	I3 5 Years	I3 10 Years	I3 Since Inception	I3 Inception Date	1 Year	5 Years	10 Years	Since Inception
Total	3.18%	2.23%	1.67%		Sep. 11, 2000	2.04%	1.24%	0.78%		1.86%	1.27%	0.89%		2.87%			2.21%	Apr. 21, 2017	3.37%			2.69%	Apr. 21, 2017	3.34%	2.23%	1.63%	2.50%